Fees Summary	Jun. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 28,084,000
Previously Paid Amount	0.00
Total Fee Amount	4,299.66
Total Offset Amount	0.00
Net Fee	4,299.66
Narrative - Max Aggregate Offering Price	$ 28,084,000
Final Prospectus	true